CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Reconciliation to amounts on consolidated balance sheets:
Cash and cash equivalents	¥ 587,749	$ 80,521	¥ 426,119		¥ 694,420
Restricted cash	¥ 58,220	$ 7,976	¥ 6,621		¥ 6,580
Restricted Cash, Statement of Financial Position [Extensible Enumeration]	Restricted Cash and Cash Equivalents, Current	Restricted Cash and Cash Equivalents, Current	Restricted Cash and Cash Equivalents, Current	Restricted Cash and Cash Equivalents, Current	Restricted Cash and Cash Equivalents, Current
Total cash, cash equivalents and restricted cash	¥ 645,969	$ 88,497	¥ 432,740	$ 59,285	¥ 701,000